Note 9 - Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Net operating loss carry forward	$ 16,221	$ 15,919
Depreciation and amortization	120	114
Stock-based expense	8,070	7,014
Investment in joint venture	4,124	3,866
Accruals	229	251
Deferred revenue		9
AMT credit	138	138
Subtotal	28,902	27,311
Valuation allowance	(28,902)	(27,311)
Net deferred assets